Consolidated Statements of Financial Position (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Contract with Customer, Asset, Allowance for Credit Loss, Current	$ 0	$ 673
Accounts Receivable, Allowance for Credit Loss, Current	10,558	8,642
Financing Receivable, Allowance for Credit Loss, Current	$ 5,398	$ 4,049
Ordinary shares, Par or Stated Value Per Share	$ 0.012	$ 0.012
Common Stock, Shares Authorized	1,600,000,000	1,600,000,000
Common Stock, Shares, Issued	60,788,816	60,309,596
Common Stock, Shares, Outstanding	60,788,816	60,309,596